Equity Method Investments - Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Total equity method investments	$ 1,551	$ 2,186
Refinitiv [member]
Disclosure of associates [line items]
Total equity method investments	1,387	2,031
Other equity method investments [member]
Disclosure of associates [line items]
Total equity method investments	$ 164	$ 155